Risk management - Expected losses based on prospective information Spain Customers (Details) - SPAIN - item	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Credit risk
Number of prospective macroeconomic scenarios	3
Evolution projection period (in years)	5 years
Minimum period of irregular positions to consider significant increase in risk	30 days
Pessimistic scenario
Credit risk
Interest rate (as a percent)	0.00%	0.30%
Unemployment rate (as a percent)	13.71%	15.30%
Housing price change (as a percent)	(0.26%)	0.50%
GDP growth (as a percent)	0.77%	1.10%
Percentage of weightings associated with the macroeconomic scenarios	30.00%	30.00%
Base scenario
Credit risk
Interest rate (as a percent)	0.00%	0.70%
Unemployment rate (as a percent)	11.65%	12.30%
Housing price change (as a percent)	1.62%	2.20%
GDP growth (as a percent)	1.61%	1.80%
Percentage of weightings associated with the macroeconomic scenarios	40.00%	40.00%
Optimistic scenario
Credit risk
Interest rate (as a percent)	0.78%	1.20%
Unemployment rate (as a percent)	9.59%	10.80%
Housing price change (as a percent)	3.22%	3.80%
GDP growth (as a percent)	2.34%	2.60%
Percentage of weightings associated with the macroeconomic scenarios	30.00%	30.00%
Home purchase loans
Credit risk
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	13.57%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(2.55%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	2.62%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(1.02%)
Corporate loans
Credit risk
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	4.23%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(0.23%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	2.19%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(0.76%)